Shareholder Report, Average Annual Return (Details) 1014014_Franklin U.S. Core Dividend Tilt Index ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	60 Months Ended	118 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent		20.25%	11.86%	10.56%
Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[1]	17.53%	11.54%	0.00%
Linked Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[2]	17.53%	9.98%	11.72%
Morningstar US Dividend Enhanced Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Dividend Enhanced Select Index
Average Annual Return, Percent	[3]	20.37%	0.00%	0.00%
Linked Morningstar US Dividend Enhanced Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Dividend Enhanced Select Index
Average Annual Return, Percent	[4]	20.37%	11.94%	10.59%

[1]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[2]
††	The Linked Morningstar US Target Market Exposure Index measures the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[3]
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.

[4]
††††	The Linked Morningstar US Dividend Enhanced Select Index measures the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.